Investment Securities, Available-for-sale Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	$ 608,521	$ 682,913
Gross Unrealized Gains	469	1,149
Gross Unrealized Losses	7,953	7,303
Fair value	601,037	676,759
U. S. Government Sponsored Enterprises [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	86,899	78,420
Gross Unrealized Gains	19	2
Gross Unrealized Losses	181	622
Fair value	86,737	77,800
State and Political Subdivisions [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	1,270	2,232
Gross Unrealized Gains	20	39
Gross Unrealized Losses	0	0
Fair value	1,290	2,271
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	416,625	486,107
Gross Unrealized Gains	430	1,108
Gross Unrealized Losses	5,326	3,655
Fair value	411,729	483,560
Corporate Bonds [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost		1,500
Gross Unrealized Gains		0
Gross Unrealized Losses		0
Fair value		1,500
Small Business Administration-Guaranteed Participation Securities [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	92,620	103,273
Gross Unrealized Gains	0	0
Gross Unrealized Losses	2,204	2,777
Fair value	90,416	100,496
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Commercial [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	10,422	10,696
Gross Unrealized Gains	0	0
Gross Unrealized Losses	242	249
Fair value	10,180	10,447
Other [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	650	650
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair value	650	650
Debt Securities [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	608,486	682,878
Gross Unrealized Gains	469	1,149
Gross Unrealized Losses	7,953	7,303
Fair value	601,002	676,724
Equity Securities [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	35	35
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair value	$ 35	$ 35